Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Relationships With Related Parties	The Company’s relationships with related parties who had transactions with the Company are summarized as follows:
Related Party	Relationship to the Company
Mr. Danny Tze Ching Wong	Director, Chairman of the Board of Director and Controlling Shareholder
Mr. Edwin Chun Yin Wong	Director and Chief Executive Office, the son of Mr. Danny Tze Ching Wong
Ms. Lui Wai Fun	The spouse of Mr. Danny Tze Ching Wong
Guangdong Rongmian Accessories Technology Co., Ltd.	A company owned as to 28% by Mr. Wong Chun Yin Edwin
Jiaxing Newsole Reflective Material Co., Ltd.	A company owned as to 90% by New Sole (Shanghai) Technology Ltd, which is owned as to 33% by Mr. Danny Tze Ching Wong
New Sole (Shanghai) Technology Ltd	A company owned as to 33% by Mr. Danny Tze Ching Wong
Charm Vision Holdings Limited	A company 99.9% owned by Mr. Danny Tze Ching Wong
J-Long Group Ltd	A company owned as to 10% by Mr. Danny Tze Ching Wong and 90% by Mr. Edwin Chun Yin Wong
Mega Image Production Limited	A company owned as to 90.91% by Charm Vision Holdings Limited and 9.09% by Mr. Danny Tze Ching Wong
Xsafe Limited	A company wholly owned by Mr. Danny Tze Ching Wong
Everlink Enterprises Limited	A company wholly owned by Mr. Danny Tze Ching Wong

Schedule of Related Parties	Related parties consisted of the following:
	As of March 31,
	2023	2024
	USD	USD
Name
Jiaxing Newsole Reflective Material Co., Ltd.	258	-
Guangdong Rongmian Accessories Technology Co., Ltd	17,304	33,924
Subtotal	17,562	33,924
Less: allowance for credit loss	-	-
Total account receivable, net -related parties	17,562	33,924
Related parties consisted of the following:
	As of March 31,
	2023	2024
	USD	USD
Name
Mr. Danny Tze Ching Wong	2,108,688	-
Everlink Enterprises Limited	1,080	488,260
New Sole (Shanghai) Technology Ltd	-	87,081
Total due from related parties	2,109,768	575,341

Related parties consisted of the following:
	As of March 31,
	2023	2024
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	506,275	807,681
New Sole (Shanghai) Technology Ltd	1,783,376	105,767
Jiaxing Newsole Reflective Material Co., Ltd.	92,421	235,981
Total account payable – related parties	2,382,072	1,149,429
Related parties consisted of the following:
	As of March 31,
	2023	2024
	USD	USD
Name
Mr. Danny Tze Ching Wong	—	347,761
Mr. Edwin Chun Yin Wong	15,375	—
Ms. Lui Wai Fun	6,410	—
J-Long Group Ltd	218,590	216,950
Total due to related parties	240,375	564,711
Sales to a related party
	For the Years Ended March 31,
	2023	2024
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	195,332	156,816
Jiaxing Newsole Reflective Material Co., Ltd.	7,760	-
Total revenue from a related party	203,092	156,816

Purchase from related parties
	For the Years Ended March 31,
	2023	2024
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	7,431,504	5,853,973
New Sole (Shanghai) Technology Ltd	3,182,535	308,093
Jiaxing Newsole Reflective Material Co., Ltd.	1,561,334	1,250,837
Total purchase from related parties	12,175,373	7,412,903
Administration charges received from a related party
	For the Years Ended March 31,
	2023	2024
	USD	USD
Name
Xsafe Limited	5,962	-
Total Administration charges received from a related party	5,962	-